Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans [Abstract]
Compensation Plans Option Activity

The following table summarizes the option activity in the compensation plans for the three years ended December 31:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance, December 31, 2008	683,469	$18.49	5.9 years	$—
Granted	103,250	9.30
Forfeited	(35,315)	17.74

Balance, December 31, 2009	751,404	17.27	5.4 years	$307,380
Granted	106,750	12.57
Exercised	(4,931)	9.30
Forfeited	(41,643)	16.92

Balance, December 31, 2010	811,580	16.72	4.8 years	$1,641,148
Granted	132,500	16.68
Exercised	(9,311)	10.25
Forfeited	(47,601)	17.12

Balance, December 31, 2011	887,168	$16.76	4.4 years	$293,930

Exercisable at December 31:
2011	694,793	$17.30	3.3 years	$183,972
2010	646,804	17.78	3.9 years	889,576
2009	593,369	18.13	4.6 years	—
Options expected to vest, subsequent to December 31, 2011	173,994	$14.71	8.6 years	$101,232

Stock Option Information

The following table summarizes information about stock options at December 31, 2011:

		Options Outstanding			Options Exercisable
Year Issued	Range of Exercise Prices	Shares	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
2003	$15.00	343,469	1.7 years	$15.00	343,469	$15.00
2004	18.70 –19.78	65,000	2.4 years	19.03	65,000	19.03
2005	22.42 – 22.54	68,250	3.0 years	22.46	68,250	22.46
2006	26.60	29,850	4.0 years	26.60	29,850	26.60
2007	29.11 – 29.24	48,500	5.0 years	29.12	48,500	29.12
2008	14.32 – 17.29	64,937	6.0 years	17.23	60,901	17.23
2009	9.30	68,175	7.0 years	9.30	44,690	9.30
2010	12.57	79,737	8.0 years	12.57	34,133	12.57
2011	15.17 – 17.12	119,250	9.1 years	16.63	—	—

		887,168			694,793

Assumption Used in Fair Value Determination Of Stock Option Granted

The assumptions used in the fair value determination of stock options granted for the years ended December 31 are summarized as follows:

	2011	2010	2009
Risk-free interest rate	2.01%	2.69%	1.55%
Expected volatility	48.0%	46.6%	39.6%
Expected dividend yield	3.55%	5.15%	5.54%
Weighted average expected life of options	5 years	5 years	5 years

Summary of the Company's non-vested share awards

A summary of the Company’s non-vested share awards as of December 31, 2011 is as follows:

	Non-vested Shares	Weighted Average Grant Date Fair Value
Non-vested at December 31, 2008	$354,398	$15.35
Granted	437,976	9.03
Vested	(26,060)	20.93

Non-vested at December 31, 2009	766,314	11.55
Granted	217,742	12.91
Vested	(272,024)	12.01
Expired	(9,279)	16.09

Non-vested at December 31, 2010	702,753	11.76
Granted	182,389	16.34
Vested	(104,133)	12.30
Expired	(32,041)	14.70

Non-vested at December 31, 2011	748,968	12.67

Assumptions were used in determining the fair value of the awards and the derived service period	The following assumptions were used in determining the fair value of the awards and the derived service period:

	2010	2009
Risk-free interest rate	3.6%	3.3%
Volatility	42.4%	43.5%